Sale of Assets - Additional Information (Details) $ in Millions				12 Months Ended	13 Months Ended
	Oct. 06, 2017 CAD ($)	Aug. 07, 2017 CAD ($)	Aug. 07, 2017 USD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2017 CAD ($)
Disclosure Of Sale Of Assets [Line Items]
Acquisition for cash consideration		$ 43,075,587		$ 43,075,587
Penalty on debt reimbursement				263,483
Impairment loss on inventories				$ 2,376,969	$ 256,913
Revaluation of useful life				no
Impairment of plant and related equipment				$ 0
Krill Oil
Disclosure Of Sale Of Assets [Line Items]
Manufacturing and distribution sale				3,200,000	21,500,000
Impairment loss on inventories				2,400,000
Gross margin, excluding impairment loss on inventories				$ 1,200,000	$ 6,200,000
Aker BioMarine Antarctic AS
Disclosure Of Sale Of Assets [Line Items]
Acquisition for cash consideration		43,075,587	$ 34
Debt reimbursement		11,175,466
Penalty on debt reimbursement		$ 263,483
Additional debt reimbursement	$ 2,391,673